Customer and Commercial Financing - Schedule of Longterm Customer Financing Maturities (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Disclosure of customer and commercial financing maturities [Abstract]
2018	$ 1.8
2019	1.8
2020	1.8
2021	1.8
Thereafter 2021	7.1
Total	$ 14.3